Note 28 Non Controlling Interest Classified By Concept (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Minority interest [Line Items]
Non-controlling interests		€ 3,351	€ 4,853
BBVA Garanti [Member]
Minority interest [Line Items]
Non-controlling interests	[1]	1,048	2,851
Peru BBVA [Member]
Minority interest [Line Items]
Non-controlling interests		1,412	1,212
Argentina BBVA [Member]
Minority interest [Line Items]
Non-controlling interests		652	557
Colombia BBVA [Member]
Minority interest [Line Items]
Non-controlling interests		78	76
Venezuela BBVA [Member]
Minority interest [Line Items]
Non-controlling interests		74	70
Other entities BBVA [Member]
Minority interest [Line Items]
Non-controlling interests		€ 87	€ 87

[1]	(*) The change corresponds mainly to the voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş completed on May 18, 2022 (see Note 3).